February 15, 2008

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Manning & Napier Fund, Inc.
File Number 811-04087

Commissioners:

We have enclosed, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment (“PEA”) No. 62 to the Fund’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date for PEA No. 59. The Fund hereby elects to have PEA No. 62 become effective on March 15, 2008.

Please contact me at (585) 325-6880 if you have any questions concerning this amendment or the requested effective date.

Thank you,

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer